3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA  19103-2799
215.981.4000
Fax 215.981.4750
John P. Falco
direct dial:  (215) 981- 4659
direct fax:  (866) 422 - 2114
falcoj@pepperlaw.com

June 2, 2014

VIA EDGAR Filing Desk U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	The Herzfeld Caribbean Basin Fund, Inc. File No. 811-06445

Ladies and Gentlemen:

On behalf of the Herzfeld Caribbean Basin Fund, Inc. (the “Company”), transmitted herewith for filing is a registration statement on Form N-2 (the "Registration Statement") under the Securities Act of 1933, as amended (the "1933 Act"). Such Registration Statement also constitutes Amendment No. 6 to the Company's registration statement under the Investment Company Act of 1940, as amended. The Company is a non-diversified closed-end investment company whose shares are listed on the NASDAQ Capital Market (Ticker Symbol: CUBA).

The Registration Statement relates to the registration, under the 1933 Act, of a proposed maximum aggregate offering price of $15,000,000.  As described in the Registration Statement, stockholders on the record date will receive one non-transferable right for an as yet undetermined number of shares of outstanding shares of common stock owned. The rights entitle a stockholder to purchase one new share of common stock for every right owned.  In addition, stockholders of record who fully exercise their rights will be entitled to subscribe for additional shares of common stock ("Over-Subscription Shares"). The Over-Subscription Shares will be allocated pro rata to stockholders who over-subscribe based on the number of rights originally issued to them.  Final terms of the proposed offering, including the record date, subscription price and subscription period, will be determined at a later date.

A registration fee of $1,932 due with respect to the filing was paid by wire transfer on May 20, 2014 (Fed. Ref. No. ----------------).

U.S. Securities and Exchange Commission

June 2, 2014

The Company wishes to inform the Commission that it may request acceleration of the effectiveness date of the Registration Statement in writing or orally.

Please direct any questions concerning this letter to my attention at 215.981.4659 or, in my absence, to John M. Ford, Esq. of this office at 215.981.4009.

Very truly yours,
/s/ John P. Falco
John P. Falco

cc:	John M. Ford, Esq. Reanna Lee, Esq.